Depreciation and Amortization Expense for Each Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012		Apr. 02, 2011		Apr. 03, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 13,055	$ 8,501	$ 37,554		$ 25,543		$ 18,843
Retail
Segment Reporting Information [Line Items]
Depreciation and amortization	9,213	5,601	25,293	[1]	16,526	[1]	11,969	[1]
Wholesale
Segment Reporting Information [Line Items]
Depreciation and amortization	3,766	2,841	12,012		8,894		6,799
Licensing
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 76	$ 59	$ 249		$ 123		$ 75

[1]	Excluded in the above table are impairment charges related to the retail segment for $3.3 million and $3.8 million, during the fiscal years ended March 31, 2012 and April 2, 2011, respectively.